Cover	12 Months Ended
Aug. 31, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	The Simply Good Foods Company
Entity Central Index Key	0001702744